Stock Based Compensation (Details Textual) (USD $)	12 Months Ended							12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012 EquityIncentivePlan	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Jun. 30, 2011 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Employees Stock Purchase Plan [Member]	Dec. 31, 2011 Employees Stock Purchase Plan [Member]	Dec. 31, 2012 Maximum [Member] Employees Stock Purchase Plan [Member]	Jun. 30, 2011 Long Term Plan [Member]	Dec. 31, 2012 Long Term Plan [Member]	Dec. 31, 2012 Long Term Plan [Member] Restricted Stock [Member]	Dec. 31, 2011 Long Term Plan [Member] Restricted Stock [Member]	Dec. 31, 2012 Directors Plan [Member]	Dec. 31, 2011 Directors Plan [Member]	Dec. 31, 2012 Directors Plan [Member] Restricted Stock [Member]	Dec. 31, 2011 Directors Plan [Member] Restricted Stock [Member]
Stock Based Compensation (Textual) [Abstract]
Restricted stock awarded under stock compensation plans				94,014	122,208	94,907	24,000									71,514	98,208			22,500	24,000
Number of SARs issued under long term plan										40,000
Unearned compensation related to restricted stock awards																				$ 1,300,000	$ 2,400,000
Maximum Shares of Common Stock Issuable Under Stock Compensation Plans													750,000		500,000			400,000
Shares available for future grants											649,934				321,388				47,000
Period required for vested options in the directors' plans to become exercisable								6 months
Exercisable options under the Directors' Plan								116,000	104,000
Stock Based Compensation Plan Expiration Date															Apr. 08, 2020					Feb. 18, 2014
Vesting terms of outstanding restricted stock awards				3 years														2 years
Restricted shares, vested				82,667	45,565	12,000
Shares issued to redeem Vested stock appreciation right														3,957
Purchase price of common stock under the ESPP											90.00%
Issued shares under stock compensation plans				54,882	72,866	82,907					45,993	54,073
Stock Based Compensation (Additional Textual) [Abstract]
Number of Active Equity Incentive Plans Under Which Stock Awards Can Be Issued	2
Period for exercising options under the plans	10 years
Treasury stock purchases	(285,000)	(127,000)
Purchases of shares due to elections	6,359	3,648
Weighted average fair value of options granted	$ 12.42	$ 13.64	$ 19.70
Total intrinsic value of stock options exercised	32,000	109,000	196,000
Recognized total stock based compensation expense	$ 2,600,000	$ 2,300,000	$ 1,400,000